Loans Payable - Schedule of Loans Payable (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Loans Payable - Schedule of Loans Payable (Details) [Line Items]
Balance, beginning of the period		$ 610,340
New loans	[1]		691,500
Loan assumed in business acquisition	[2]		410,700
Repayment of loans		(590,919)	(1,027,754)
Interest		38,413	225,373
Fair value adjustment		19,730	310,521
Balance, end of the period		77,564	610,340
Long-term loans payable			(356,710)
Total		$ 77,564	$ 253,630

[1]	The Company entered into a loan agreement with Doge Capital LLC (“Doge”), a company controlled by the chief executive officer, dated February 6, 2023, whereby Doge lent the Company the equivalent value of 30 Bitcoins, being $691,500 and the Company agreed to repay Doge 36 Bitcoins as full repayment of the loan. The Company shall repay Doge 3 Bitcoins per month for 12 consecutive months with the first payment due on March 1, 2023 and the remaining 11 payments due on the first day of each successive month. During the first quarter of fiscal 2024, this loan was fully repaid.
[2]	Upon the closing of the Power Plant transaction (note 3), the Company assumed a loan agreement with Niagara Mohawk Power Corporation dated September 1, 2020. The Company is required to make minimum payments of $2,500 per month, with the outstanding balance of $77,564.